Annual Total Returns [BarChart] - Voya Russell Large Cap Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	1.92%
2012	15.05%
2013	31.39%
2014	12.33%
2015	1.52%
2016	10.45%
2017	21.96%
2018	(3.92%)
2019	30.66%
2020	21.24%